AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 26, 1998
                                       INVESTMENT COMPANY ACT FILE NO. 811-5983



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   ----------

                                    FORM N-2

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 AMENDMENT NO. 7


                           THE NEW GERMANY FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                  31 West 52nd Street, New York, New York 10019
                    (Address of Principal Executive Offices)

                                 (212) 474-7000
              (Registrant's Telephone Number, including Area Code)

                                Robert R. Gambee
                           The New Germany Fund, Inc.
                               31 West 52nd Street
                            New York, New York 10019
                     (Name and Address of Agent for Service)

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. |_|

It is proposed that this filing will become effective when declared effective pursuant to Section 8(c) of the Securities Act of 1933.

If appropriate, check the following box:
         |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
         |_| This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is -___.

-------------------------------------------------------------------------------

                                     PART C

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

         New Article I, Section 10 of the Registrant's By-laws, as adopted yesterday by the Registrant's Board of Directors, is filed herewith as Exhibit 2.b.


                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York, and State of New York, on the 26th day of March, 1998.


THE NEW GERMANY FUND, INC.                      By /s/ ROBERT R. GAMBEE
                                                   Robert R. Gambee
                                                   Chief Operating Officer
                                                    and Secretary

                                  EXHIBIT INDEX


Exhibit No.  Description                                       Method of Filing
-----------  ------------------------------------------------  ----------------
2.b.         New Article I, Section 10 of the Registrant's     Filed herewith.
             By-laws.